Income Tax Benefit (Details) - Schedule of income tax benefit - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of income tax benefit [Abstract]
Loss from continuing operations before income tax expense	$ (8,384,465)	$ (2,927,206)	$ (4,656,421)
Tax at the Australian tax rate of 26% (2020: 27.5%)	(2,179,961)	(804,982)
R&D tax incentive	(92,614)	(84,762)
Accounting expenditure subject to R&D tax incentive	212,907	194,855
Share-based payments	550,163	(146,826)
Net impact of other amounts not deductible (taxable)	428,003	(18,678)
Subtotal	(1,081,502)	(860,393)
Tax losses and other timing differences for which no deferred tax asset is recognised	1,081,502	860,393
Income tax expense